Equity Investments Designated at Fair Value Through Other Comprehensive Income - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Travelsky technology limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	¥ 8
Sichuan Airlines Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	2
Other non-listed equity investments designated at fair value through other comprehensive income [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	5
Aviation Data Communication Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received	¥ 4